1997 SEMIANNUAL REPORT


IDS
Extra
Income
Fund

(icon of two coins)

The primary goal of IDS Extra Income Fund, Inc. is to provide high current income. Capital growth is a secondary goal.


             American Express Financial Advisors

             Distributed by American Express Financial Advisors Inc.

(icon of two coins)

Bonds with something extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk. These are the bonds that IDS Extra Income Fund invests in. High yield bonds are issued by a wide range of companies -- from well established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history. Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to reduce the investment risk for shareholders.

Contents

From the chairman                            3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            19
Notes to financial statements (Portfolio)   22
Investments in securities                   29
Board members and officers                  43
IDS mutual funds                            44

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long lasting, moderate or substantial -- are always a possibility. We saw evidence of that in late October, when declines in certain Asian markets spawned a sharp drop in several financial markets worldwide, including the U.S.

      That fact reinforces the need for investors to periodically review their long term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.



      William R. Pearce
      (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      Favorable investment conditions, highlighted by a growing economy and a largely positive interest rate trend, set the stage for a strong performance by high yield bonds during the past six months. IDS Extra Income Fund's results reflected the good environment, as its Class A shares generated a total return (net asset value change and dividends) of 7.9% in the first half of its fiscal year -- June through November 1997.

      The period got off to a good start as ongoing reports of well behaved inflation led to a decline in long term interest rates. Although the prices of high yield bonds react less to interest rate changes than do those of other bond classes, the interest rate downturn clearly benefited Fund performance. Apart from a run up in August brought on by fear that economic growth might be strong enough to push inflation higher, long term rates generally followed a downward path through the end of the period.

      Economy provides support

      The economy also worked in high yield bonds' favor, as it continued to grow at a relatively brisk pace. An expanding economy benefits high yield bonds because it is expected that the companies that issue the bonds will enjoy improved business and, consequently, find it easier to make their interest and principal payments. Therefore, investors are willing to pay higher prices for the bonds. Moreover, investors' appetite for above average yield remained healthy over the period, evidenced by the fact that a substantial supply of new bonds was readily absorbed by buyers.

      The only notable negative for the high yield market came in late October/early November, when financial crises in several foreign markets prompted some investors to move out of high yield bonds and into Treasury bonds. This flight to quality drove down high yield prices for a brief time.

      B bonds boost yield

      During the six months, I continued my longstanding strategy of owning more B rated bonds than is common for most high yield funds. (B is one grade below a BB rating, which is the top in the below investment grade category.) Thanks to thorough securities research, the Fund enjoyed the greater yield that B rated bonds provide while experiencing relatively few credit problems. I also maintained a low level (less than 5%) of cash reserves in the portfolio. This also enhanced performance, as high yield bonds generated a far better return than cash equivalent investments.

      As we begin the second half of the fiscal year, inflation has yet to become a threat and the economy is still in good shape. Therefore, unless there's a meaningful change in those factors, high yield bonds should continue to fare relatively well in the upcoming months.


      Jack Utter
      (picture of) Jack Utter
      Jack Utter
      Portfolio Manager

To our shareholders


Class A
6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  4.55

May 31, 1997          $  4.39

Increase              $  0.16


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.19

From capital gains    $  --

Total distributions   $  0.19

Total return*           +7.9%**

Class B
 6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  4.55

May 31, 1997          $  4.39

Increase              $  0.16


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.17

From capital gains    $  --

Total distributions   $  0.17

Total return*            +7.5%**

Class Y
 6 month performance

(All figures per share)

Net asset value (NAV)

Nov. 30, 1997         $  4.55

May 31, 1997          $  4.39

Increase              $  0.16


Distributions
June 1, 1997   Nov. 30, 1997


From income           $  0.19

From capital gains    $  --

Total distributions   $  0.19

Total return*           +8.0%**



      *The prospectus discusses the effect of sales charges, if any, on the various classes.

      **The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings


                                              Percent                Value
                          (of Portfolio's net assets)      (as of Nov. 30, 1997)

       Cablevision Systems                      1.05%          $38,932,287
       11.125% Pay in kind Preferred

       Trump Holdings                            .87%           32,397,750
       15.50% 2005

       Tenet Healthcare                          .83            30,721,875
       10.125% 2005

       NTL                                       .82            30,500,000
       10.75% 2006

       Gaylord Container                         .81            30,240,000
       12.75% 2005

       Plitt Theatres                            .81            30,078,000
       10.875% 2004

       Adelphia Communications                   .75            27,975,200
       9.50% Pay in kind 2004

       Repap New Brunswick                       .74            27,360,000
       10.625% 2005

       Trump Atlantic City Funding               .72            26,742,913
       11.25% 2006

       Omnipoint                                 .69            25,546,000
       11.625% 2006


(icon of) pie chart

The ten holdings listed here make up 8.09% of the Portfolio's total net assets

      Financial statements

      Statement of assets and liabilities
      IDS Extra Income Fund, Inc.
      Nov. 30, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investment in High Yield Portfolio (Note 1)                                                    $3,712,149,962
                                                                                                --------------
 Total assets                                                                                    3,712,149,962
                                                                                                 -------------
                                  Liabilities

 Dividends payable to shareholders                                                                   2,727,402
 Accrued distribution fee                                                                               33,685
 Accrued service fee                                                                                    35,251
 Accrued transfer agency fee                                                                             9,548
 Accrued administrative services fee                                                                     8,695
 Other accrued expenses                                                                                239,050
                                                                                                       -------
 Total liabilities                                                                                   3,053,631
                                                                                                     ---------
 Net assets applicable to outstanding capital stock                                             $3,709,096,331
                                                                                                ==============

                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    8,152,310
 Additional paid in capital                                                                      3,718,930,880
 Undistributed net investment income                                                                 2,111,830
 Accumulated net realized gain (loss)                                                             (195,828,421)
 Unrealized appreciation (depreciation) on investments                                             175,729,732
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $3,709,096,331
                                                                                                ==============
 Net assets applicable to outstanding shares:             Class A                               $2,879,825,685
                                                          Class B                               $  828,816,468
                                                          Class Y                               $      454,178
 Net asset value per share of outstanding capital stock:  Class A shares     632,952,751        $         4.55
                                                          Class B shares     182,178,365        $         4.55
                                                          Class Y shares          99,859        $         4.55

See accompanying notes to financial statements.


      Statement of operations
      IDS Extra Income Fund, Inc.
      Six months ended Nov. 30, 1997

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $  11,841,170
 Interest                                                                                          149,252,092
                                                                                                   -----------
 Total income                                                                                      161,093,262
                                                                                                   -----------
 Expenses (Note 2):
 Expenses allocated from High Yield Portfolio                                                        9,917,652
 Distribution fee -- Class B                                                                         2,726,959
 Transfer agency fee                                                                                 1,523,167
 Incremental transfer agency fee-- Class B                                                              23,361
 Service fee
      Class A                                                                                        2,392,491
      Class B                                                                                          633,147
      Class Y                                                                                              117
 Administrative services fees and expenses                                                             767,134
 Compensation of board members                                                                           6,604
 Postage                                                                                               225,931
 Registration fees                                                                                     299,628
 Reports to shareholders                                                                                90,798
 Audit fees                                                                                              5,500
 Other                                                                                                   3,218
                                                                                                         -----
 Total expenses                                                                                     18,615,707
      Earnings credits on cash balances (Note 2)                                                      (211,759)
                                                                                                      --------
 Total net expenses                                                                                 18,403,948
                                                                                                    ----------
 Investment income (loss) -- net                                                                   142,689,314
                                                                                                    -----------

                                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions                                                  48,628,971
 Net change in unrealized appreciation (depreciation) on investments                                67,199,701
                                                                                                    ----------
 Net gain (loss) on investments                                                                    115,828,672
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $258,517,986
                                                                                                  ============

See accompanying notes to financial statements.


      Financial statements

      Statements of changes in net assets
      IDS Extra Income Fund, Inc.


                                  Operations and distributions

                                                                           Nov. 30, 1997          May 31, 1997
                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income (loss)-- net                                           $  142,689,314        $  246,363,183
 Net realized gain (loss) on investments                                      48,628,971             8,683,225
 Net change in unrealized appreciation (depreciation) on investments          67,199,701            31,109,353
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations             258,517,986           286,155,761
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
          Class A                                                           (114,568,176)         (215,602,233)
          Class B                                                            (27,430,479)          (36,099,715)
          Class Y                                                                 (9,921)               (1,317)
                                                                                  ------                ------
 Total distributions                                                        (142,008,576)         (251,703,265)
                                                                            ------------          ------------

                                  Capital share transactions (Note 3)

 Proceeds from sales
      Class A shares (Note 2)                                                431,672,292           752,439,394
      Class B shares                                                         274,200,537           423,508,478
      Class Y shares                                                             321,784               125,331
 Reinvestment of distributions at net asset value
      Class A shares                                                          77,937,944           147,052,512
      Class B shares                                                          23,007,132            30,338,648
      Class Y shares                                                               9,661                 1,317
 Payments for redemptions
      Class A shares                                                        (306,077,867)         (490,907,479)
      Class B shares (Note 2)                                               (104,545,207)         (116,153,166)
      Class Y shares                                                              (7,152)               (8,197)
                                                                                  ------                ------
 Increase (decrease) in net assets from capital share transactions           396,519,124           746,396,838
                                                                             -----------           -----------
 Total increase (decrease) in net assets                                     513,028,534           780,849,334
 Net assets at beginning of period                                         3,196,067,797         2,415,218,463
                                                                           -------------         -------------
 Net assets at end of period                                              $3,709,096,331        $3,196,067,797
                                                                          ==============        ==============
 Undistributed net investment income                                      $    2,111,830        $    1,431,092
                                                                          --------------        --------------

See accompanying notes to financial statements.

      Notes to financial statements

      IDS Extra Income Fund, Inc.
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies

      The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. The Fund has 10 billion authorized shares of capital stock. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in High Yield Portfolio

      Effective June 10, 1996, the Fund began investing all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust, an open end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. High Yield Portfolio invests primarily in long term corporate bonds in the lower rating categories, commonly known as junk bonds.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at Nov. 30, 1997 was 99.97%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to financial statements, which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends, from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2

Expenses and
sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent. Under its Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:
      o Class A $15.50
      o Class B $16.50
      o Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and commencing on May 9, 1997, the fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $8,701,864 for Class A and $298,824 for Class B for the six months ended Nov. 30, 1997.

      During the six months ended Nov. 30, 1997, the Fund's transfer agency fees were reduced by $211,759 as a result of earnings credits from overnight cash balances.

  3

Capital share
transactions


                                           Six months ended Nov. 30, 1997

                                       Class A       Class B       Class Y

      Sold                          95,116,681    60,427,728        69,917

      Issued for reinvested         17,157,114     5,062,786         2,122
        distributions

      Redeemed                     (67,379,131)  (23,021,960)       (1,557)
                                   -----------   -----------        ------

      Net increase (decrease)       44,894,664    42,468,554        70,482
                                    ----------    ----------        ------



                                               Year ended May 31, 1997

                                        lass A       Class B       Class Y

      Sold                         172,870,021    97,289,537        28,878

      Issued for reinvested         33,783,196     6,963,319           302
        distributions

      Redeemed                    (112,846,209)  (26,691,764)       (1,885)
                                  ------------   -----------        ------

      Net increase (decrease)       93,807,008    77,561,092        27,295
                                    ----------    ----------        ------

4

Capital loss
carryover

      For federal income tax purposes, the Fund had a capital loss carryover of $243,565,780 at May 31, 1997, that if not offset by subsequent capital gains, will expire in 1999 through 2006. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expires.


      Notes to financial statements

      IDS Extra Income Fund, Inc.

5

Financial
highlights

The  tables  below  show  certain  important  financial   information  for
evaluating the Fund's results.

                                    Fiscal period ended May 31,
                                    Per share income and capital changes(a)
                                                                       Class A
                                  1997(c)  1997     1996(b) 1995     1994      1993     1992    1991    1990     1989     1988
Net asset value,                $ 4.39   $ 4.34   $ 4.15  $ 4.02   $ 4.44    $ 4.24   $ 3.72  $ 3.47  $ 4.46   $ 4.67   $ 4.94
beginning of period
                                    Income from investment operations:
Net investment income(loss)        .19      .39      .28     .39      .43       .47      .44     .42     .46      .53      .53

Net gains (losses)                 .16      .06      .20     .13     (.42)      .16      .52     .24   (1.01)    (.20)    (.27)
(both realized
and unrealized)

Total from investment              .35      .45      .48     .52      .01       .63      .96     .66    (.55)     .33      .26
operations
                                    Less distributions:
Dividends from net                (.19)    (.40)    (.29)   (.39)    (.43)     (.43)    (.44)   (.41)   (.44)    (.54)    (.53)
investment income

Net asset value,                $ 4.55   $ 4.39   $ 4.34  $ 4.15   $ 4.02    $ 4.44   $ 4.24  $ 3.72  $ 3.47   $ 4.46   $ 4.67
end of period
                                    Ratios/supplemental data
                                                                       Class A
                                  1997(c)  1997     1996(b) 1995     1994      1993     1992    1991    1990     1989     1988
Net assets, end of             $ 2,880  $ 2,582  $ 2,145 $ 1,822  $ 1,626   $ 1,547  $ 1,304   $ 990   $ 931  $ 1,302  $ 1,186
period (in millions)

Ratio of expenses to               .91%(e)  .92%     .94%(e) .87%     .79%      .81%     .83%    .88%    .84%     .82%     .81%
average daily net assets(d)

Ratio of net income (loss) to     8.34%(e) 9.01%    8.90%(e)9.93%    9.85%    10.03%   11.13%  12.45%  12.28%   11.67%   11.38%
average daily net assets

Portfolio turnover rate             45%      92%      61%     70%      74%       70%      89%     88%     88%     102%     105%
(excluding short-term
securities)

Total return(f)                    7.9%    10.9%    11.7%   14.2%    (0.2%)    15.8%    26.9%   21.2%  (12.5%)    7.4%     5.8%

      (a) For a share outstanding throughout the period. Rounded to the nearest cent.

      (b) The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.

      (c) Six months ended Nov. 30, 1997 (Unaudited).

      (d) Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      (e) Adjusted to an annual basis.

      (f) Total return does not reflect payment of a sales charge.


      IDS Extra Income Fund, Inc.

      Fiscal period ended May 31,
      Per share income and capital changes(a)
                                             Class B                                      Class Y
                                  1997(d)  1997     1996(c) 1995(b)                     1997(d) 1997    1996(c)  1995(b
Net asset value,                $ 4.39   $ 4.34   $ 4.15  $ 3.93                      $ 4.39  $ 4.34  $ 4.15   $ 3.93
beginning of period
                                    Income from investment operations:
Net investment income (loss)       .17      .36      .25     .18                         .19     .40     .28      .20

Net gains (losses)                 .16      .06      .20     .21                         .16     .06     .20      .21
(both realized
and unrealized)

Total from investment              .33      .42      .45     .39                         .35     .46     .48      .41
operations
                                    Less distributions:
Dividends from net                (.17)    (.37)    (.26)   (.17)                       (.19)   (.41)   (.29)    (.19)
investment income

Net asset value,                $ 4.55   $ 4.39   $ 4.34  $ 4.15                      $ 4.55  $ 4.39  $ 4.34   $ 4.15
end of period
                                    Ratios/supplemental data
                                             Class B                                              Class Y
                                  1997(d)  1997     1996(c) 1995(b)                     1997(d) 1997    1996(c)  1995(b)
Net assets, end of              $  829   $  613   $  270  $   76                      $   --  $   --  $   --   $    2
period (in millions)

Ratio of expenses to              1.67%(f) 1.68%    1.70%(f)1.72%(f)                     .83%(f) .85%    .76%(f)  .78%(f)
average daily net assetse

Ratio of net income (loss) to     7.58%(f) 8.18%    8.34%(f)9.51%(f)                    8.37%(f)8.68%   8.24%(f)10.19%(f)
average daily net assets

Portfolio turnover rate             45%      92%      61%     70%                         45%     92%     61%      70%
(excluding short-term
securities)

Total return(g)                    7.5%    10.1%    11.1%    9.9%                        8.0%   11.1%   11.8%    10.4%


      (a) For a share outstanding throughout the period. Rounded to the nearest cent.

      (b) Inception date was March 20, 1995.

      (c) The Fund's fiscal year-end was changed from Aug. 31 to May 31, effective 1996.

      (d) Six months ended Nov. 30, 1997 (Unaudited).

      (e) Effective fiscal year 1996, the expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

      (f) Adjusted to an annual basis.

      (g) Total return does not reflect payment of a sales charge.

 Financial statements

      Statement of assets and liabilities
      High Yield Portfolio
      Nov. 30, 1997

      IDS Extra Income


                                  Assets

                                                                 (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $3,474,839,490)                        $3,650,617,733
 Cash in bank on demand deposit                                    3,002,464
 Dividends and accrued interest receivable                        73,736,989
 Receivable for investment securities sold                        48,594,919
                                                                  ----------
 Total assets                                                  3,775,952,105
                                                               -------------

                                  Liabilities

 Payable for investment securities purchased                      62,619,745
 Accrued investment management services fee                          112,728
 Other accrued expenses                                               64,991
                                                                      ------
 Total liabilities                                                62,797,464
                                                                  ----------
 Net assets applicable to outstanding capital stock           $3,713,154,641
                                                              ==============

See accompanying notes to financial statements.


      Financial statements

      Statement of operations
      High Yield Portfolio
      Six months ended Nov. 30, 1997

      IDS Extra Income

                                  Investment income

                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $  11,844,608
 Interest                                                                                          149,298,575
                                                                                                   -----------
 Total income                                                                                      161,143,183
                                                                                                   -----------
 Expenses (Note 2):
 Investment management services fee                                                                  9,770,940
 Compensation of board members                                                                          10,608
 Custodian fees                                                                                         81,526
 Audit fees                                                                                             16,500
 Other                                                                                                  40,988
 Total net expenses                                                                                  9,920,562
                                                                                                     ---------
 Investment income (loss) -- net                                                                    151,222,621
                                                                                                    -----------

      Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on security transactions (Note 3)                                         48,640,869
 Net change in unrealized appreciation (depreciation) on investments                                67,224,769
                                                                                                    ----------
 Net gain (loss) on investments                                                                    115,865,638
                                                                                                   -----------
 Net increase (decrease) in net assets resulting from operations                                  $267,088,259
                                                                                                  ============

See accompanying notes to financial statements.


      Statements of changes in net assets
      High Yield Portfolio

                                  Operations

                                                                        Six months ended   For the period from
                                                                           Nov. 30, 1997          June 10,1996*
                                                                              (Unaudited)      to May 31, 1997

Investment income (loss)-- net                                           $   151,222,621       $   255,009,695
 Net realized gain (loss) on investments                                      48,640,869            11,905,305
 Net change in unrealized appreciation (depreciation) on investments          67,224,769            42,485,867
                                                                              ----------            ----------
 Net increase (decrease) in net assets resulting from operations             267,088,259           309,400,867
 Net contributions (withdrawals) from partners                               247,002,008         2,889,633,507
                                                                             -----------         -------------
 Total increase (decrease) in net assets                                     514,090,267         3,199,034,374
 Net assets at beginning of period (Note 1)                                3,199,064,374                30,000
                                                                           -------------                ------
 Net assets at end of period                                              $3,713,154,641        $3,199,064,374
                                                                          ==============        ==============

*Commencement of operations.
See accompanying notes to financial statements.

 Notes to financial statements


      High Yield Portfolio
      (Unaudited as to Nov. 30, 1997)

  1

Summary of
significant
accounting policies


      High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open end management investment company. High Yield Portfolio invests primarily in long term corporate bonds in the lower rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation
      (AEFC) contributed $30,000 to the Portfolio. Operations did not formally commence until June 10, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over the counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over the counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

      Illiquid securities

      At Nov. 30, 1997, investments in securities included issues that are illiquid. The Portfolio currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 1997 was $55,337,512 representing 1.49% of the net assets. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a pass through entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex dividend date. For U.S. dollar denominated bonds, interest income includes level yield amortization of premium and discount. For foreign bonds, except for original issue discount, the Portfolio does not amortize premium and discount. Interest income, including level yield amortization of premium and discount, is accrued daily.

  2

Fees and
expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio and approved by the board.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3

Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short term obligations) aggregated $1,954,014,989 and $1,521,762,924, respectively, for the six months ended Nov. 30, 1997. For the same period, the portfolio turnover rate was 45%. Realized gains and losses are determined on an identified cost basis.


      Investments in securities

      High Yield Portfolio
      Nov. 30, 1997 (Unaudited)


                                                                    (Percentages represent value of
                                                                 investments compared to net assets)

 Bonds (88.6%)

Issuer                                               Coupon       Maturity         Principal           Value(a)
                                                       rate           year           amount



 Mortgage backed securities (0.2%)
 Federal Home Loan Mtge Corp                           7.50%          2017       $     5,173(b)    $      5,411
 Merrill Lynch Mtge Investors                          8.19           2021         7,300,939          7,328,318
 Total                                                                                                7,333,729

 Aerospace & defense (1.4%)
 Alliant Techsystems
    Sr Sub Nts                                        11.75           2003         9,250,000         10,175,000
 K&F Inds
    Sr Sub Nts                                         9.25           2007         4,500,000(c)       4,567,500
 L 3 Communications
    Sr Sub Nts                                        10.375          2007        10,645,000         11,496,600
 Sequa                                                 9.625          1999         3,000,000          3,105,000
    Sr Sub Nts                                         9.375          2003        20,750,000         21,683,750
 Total                                                                                               51,027,850

 Automotive & related (0.7%)
 Hayes Wheels Intl                                     9.125          2007        10,000,000         10,300,000
 Oxford Auto
    Sr Sub Nts                                        10.125          2007        14,370,000(c)      15,016,650
 Total                                                                                               25,316,650

 Banks and savings & loans (0.7%)
 First Nationwide Bank
    Sr Sub Nts                                        10.625          2003        11,000,000         12,265,000
 Wilshire Financial Services                          13.00           2004        10,000,000(c)      14,006,250
 Total                                                                                               26,271,250

 Beverages & tobacco (0.4%)
 Stroh Brewery
    Sr Sub Nts                                        11.10           2006        14,887,000         14,589,260

 Building materials & construction (0.1%)
 Southdown
    Sr Sub Nts                                        10.00           2006         4,700,000          5,134,750

 Chemicals (0.9%)
 Freedom Chemicals                                    10.625          2006         9,000,000         10,057,500
 ISP Holdings
    Sr Nts                                             9.75           2002        22,215,000         23,520,131
 Total                                                                                               33,577,631

 Communications equipment & services (18.2%)
 CCPR Services                                        10.00           2007        22,350,000         23,020,500
 Celcaribe
    Zero Coupon                                       10.42           1998         3,800,000(c,g)     6,270,000
    Zero Coupon                                       13.44           1998         7,350,000(g)       7,276,500
 Cencall Communications
    Zero Coupon Sr Nts                                15.37           1999        11,500,000(g)      10,407,500
 Clearnet Communications
    Zero Coupon Sr Disc Nts                           11.82           2005        12,000,000          9,030,000
 Comcast Cellular
    Sr Nts                                             9.50           2007        20,000,000         20,900,000
 Communications & Power Inds
    Sr Sub Nts                                        12.00           2005        10,000,000         11,112,500
 EchoStar Communications
    Zero Coupon Sr Disc Nts                            7.95           2004        12,000,000(g)      10,800,000
    Zero Coupon Sr Disc Nts                           11.81           2004        30,500,000(g)      25,162,500

 Geotek Communications
    Cv                                                12.00           2001         4,135,000(e)       2,873,825
    Zero Coupon                                       17.41           2000        23,250,000(g)      13,717,500
 Globalstar
    Sr Nts                                            11.25           2004         7,500,000          7,537,500
    with Warrants                                     11.375          2004        13,500,000(c)      13,601,250
 GST Equipment Funding
    Sr Nts                                            13.25           2007         6,750,000          7,695,000
 Hypertion Telecommunications
    Sr Nts                                            12.25           2004        14,000,000         15,085,000
 Impsat                                               12.125          2003        10,000,000         11,087,500
 Intermedia Communications
    Sr Nts                                             8.875          2007         6,400,000          6,416,000
    Zero Coupon Sr Disc Nts                           11.25           2007        23,000,000(g)      15,755,000
 Intl Wireless Communication
    Zero Coupon Sr Nts                                14.00           2001        14,750,000(f)       8,628,750
 Iridium LLC/Capital                                  11.25           2005         4,000,000          3,880,000
                                                      13.00           2005        22,150,000         22,980,625
 ITC Deltacom
    Sr Nts                                            11.00           2007        14,550,000         15,423,000
 Jordon Telecom Products
    Sr Nts                                             9.875          2007         8,250,000          8,353,125
    Zero Coupon Sr Disc Nts                            6.98           2007        11,000,000(g)       8,690,000
 Metrocall
    Sr Sub Nts                                        10.375          2007        13,750,000         14,025,000
 Metronet Communications
    with Units                                        12.00           2007         8,750,000          9,953,125
 NTL
    Sr Nts                                            10.75           2006        40,000,000         30,500,000
 Nextlink Communications
    Sr Nts                                            12.50           2006        15,000,000         17,025,000
 Norcal Waste Systems                                 13.50           2005        20,300,000         23,268,875
 Omnipoint
    Sr Nts                                            11.625          2006        24,100,000         25,546,000
    Sr Nts Series A                                   11.625          2006        13,450,000         14,257,000
 Optel
    with Common Stock                                 13.00           2005        17,000,000(c)      17,595,000
 Outsourcing Solutions
    Sr Sub Nts                                        11.00           2006        20,895,000         23,245,687
 Pagemart Nationwide
    Zero Coupon Sr Nts                                15.80           2000        23,000,000(g)      19,550,000
 Peoples Telephone
    Sr Nts                                            12.25           2002        12,500,000         13,125,000
 Phonetel Technologies
    Sr Nts                                            12.00           2006        23,500,000         24,205,000
 Pierce Leahy
    Sr Sub Nts                                        11.125          2006         5,433,000(c)       6,139,290
 Price Communications Celluar
    Zero Coupon Sr Disc Nts                           11.18           2007        12,000,000(c,f)     6,870,000
 Price Wireless
    Sr Sub Nts                                        11.75           2007        10,000,000(c)      10,825,000
 Pricellular Wireless
    Zero Coupon Sr Disc Nts                           10.85           1998        18,250,000(g)      18,706,250
    Sr Sub Nts                                        14.00           2001        10,000,000         11,175,000
 Pronet
    Sr Sub Nts                                        11.875          2005        19,350,000         20,607,750
 RSL Communications
    with Warrants                                     12.25           2006        14,500,000         15,805,000

 SC Intl Services
    Sr Sub Nts with Rights                             9.25           2007        22,000,000(c)      22,770,000
 Teleport Communications
    Zero Coupon Sr Nts                                11.12           2001        30,000,000(g)      23,850,000
 Unifi Communications
    with Warrants                                     14.00           2004        10,000,000          9,862,500
 Vialog
    with Units                                        12.75           2001        11,100,000(c)      11,322,000
 Total                                                                                              675,932,052

 Computers & office equipment (1.3%)
 Anacomp
    Sr Sub Nts                                        10.875          2004        13,000,000         13,390,000
 Read Rite
    Cv                                                 6.50           2004         4,375,000          3,921,094
 Softkey
    Cv                                                 5.50           2000         2,500,000          2,256,250
 Unisys
    Sr Nts                                            11.75           2004        17,500,000         19,950,000
    Sr Nts                                            12.00           2003         8,000,000          9,060,000
 Total                                                                                               48,577,344

 Energy (3.7%)
 Belco Oil & Gas
    Sr Sub Nts                                         8.875          2007         5,800,000          5,807,250
 Benton Oil & Gas                                      9.375          2007         9,000,000(c)       9,112,500
 Bellwether Exploration
    Sr Sub Nts                                        10.875          2007         9,000,000          9,765,000
 Clark R & M
    Sr Sub Nts                                         8.875          2007        11,000,000(c)      11,000,000
 Clark Schwebel
    Deb                                               12.50           2007         4,507,412(c)       4,822,931
 Costilla Energy
    Sr Nts                                            10.25           2006        10,000,000         10,500,000
 Empire Gas
    Sr Nts                                             7.00           2004        11,350,000(i)      10,442,000
 Energy Corp of America
    Sr Sub Nts                                         9.50           2007         9,000,000          8,955,000
 Forcenergy
    Sr Sub Nts                                         8.50           2007         4,500,000          4,545,000
    Sr Sub Nts                                         9.50           2006         5,000,000          5,275,000
 Harcor Energy
    Sr Nts Series B                                   14.875          2002        10,615,000         12,207,250
 Hurricane Hydrocarbons
    Sr Nts                                            11.75           2004        15,000,000(c)      15,112,500
 HS Resources
    Sr Sub Nts                                         9.25           2006         4,250,000          4,430,625
    Sr Sub Nts                                         9.875          2003         9,700,000         10,063,750
 Petroleum Heat & Power
    Sub Deb                                            9.375          2006         2,800,000          2,632,000
 Transamerican Energy
    Sr Nts                                            11.50           2002        11,600,000(c)      11,629,000
 Total                                                                                              136,299,806

 Energy equipment & services (0.6%)
 Dailey Intl                                           9.75           2007         4,000,000(c)       4,180,000
 Plains Resources                                     10.25           2006         9,000,000          9,720,000

 Pride Petroleum Services
    Sr Nts                                             9.375          2007         6,600,000          7,111,500
 Total                                                                                               21,011,500

 Financial services (1.0%)
 Arcadia Financial
    with Warrants                                     11.50           2007        22,750,000         22,636,250
 Gemini                                               13.50           2001        13,500,000(e,i)    13,500,000
 Total                                                                                               36,136,250

 Food (2.9%)
 Ameriserv Food
    Sr Sub Nts                                        10.125          2007         8,400,000(c)       8,757,000
 Aurora Foods
    Sr Sub Nts                                         9.875          2007        16,000,000         16,720,000
 Chiquita Brands Intl                                  9.625          2004         8,500,000          9,031,250
 CFP Holdings
    Sr Nts                                            11.625          2004        15,175,000(c)      14,719,750
 Fine Host
    Cv                                                 5.00           2004         2,000,000(c)       1,885,000
 Gorges/Quik to Fix Food
    Sr Sub Nts Series B                               11.50           2006        14,250,000         14,926,875
 Pilgrim's Pride
    Sr Sub Nts                                        10.875          2003         3,970,000          4,198,275
 Specialty Foods
    Sr Nts                                            10.25           2001        20,000,000         20,100,000
 Twin Laboratories
    Sr Sub Nts                                        10.25           2006        15,250,000         16,317,500
 Total                                                                                              106,655,650

 Furniture & appliances (0.2%)
 Lifestyle Furnishings                                10.875          2006         6,500,000          7,263,750


 Health care (0.3%)
 Maxxim Medical
    Sr Sub Nts                                        10.50           2006         6,600,000          7,177,500
 MVE
    Sr Nts                                            12.50           2002         3,600,000          3,663,000
 Total                                                                                               10,840,500


 Health care services (2.3%)
 Paracelsus Healthcare
    Sr Sub Nts                                        10.00           2006        22,500,000         23,456,250
 Tenet Healthcare
    Sr Sub Nts                                         8.625          2007        15,000,000         15,411,000
    Sr Sub Nts                                        10.125          2005        28,250,000         30,721,875
 Vencor
    Sr Sub Nts                                         8.625          2007        16,450,000(c)      16,244,375
 Total                                                                                               85,833,500

 Household products (0.8%)
 Coty
    Sr Sub Nts                                        10.25           2005         7,000,000          7,455,000
 Rayovac
    Sr Sub Nts                                        10.25           2006         7,175,000          7,766,937
 Revlon Worldwide
    Zero Coupon Sr Disc Nts                           11.52           2001        20,000,000(f)      13,800,000
 Syratech
    Sr Nts                                            11.00           2007         2,360,000          2,242,000
 Total                                                                                               31,263,937

 Industrial equipment & services (3.2%)
 ACF Inds                                             11.60           2000         1,460,000          1,454,525
 Borg Warner Security
    Sr Sub Nts                                         9.125          2003        10,000,000         10,100,000
    Sr Sub Nts                                         9.625          2007         6,600,000          6,831,000
 Clark Materials Handling
    Sr Nts                                            10.75           2006        11,000,000         11,742,500
 Coach USA
    Sr Nts                                             9.375          2007         9,000,000          9,157,500
 Goss Graphic Systems
    Sr Sub Nts                                        12.00           2006        10,000,000         11,300,000
 Motors and Gears
    Sr Nts                                            10.75           2006        18,000,000         19,125,000
 Prime Succession
    Sr Sub Nts                                        10.75           2004        10,000,000         11,050,000
 Shefield Steel
    with Common Stock                                 11.50           2005        11,000,000(c)      11,000,000
 Specialty Equipment
    Sr Sub Nts                                        11.375          2003        23,300,000         25,047,500
 Total                                                                                              116,808,025


 Insurance (1.2%)
 Americo Life
    Sr Sub Nts                                         9.25           2005        15,000,000         15,356,250
 Integon Capital                                      10.75           2027        10,000,000         13,425,000
 Reliance Group Holdings                               9.75           2003        15,000,000         15,787,500
 Total                                                                                               44,568,750


 Leisure time & entertainment (7.4%)
 Affinity Group
    Sr Nts                                            11.00           2007         9,000,000          9,585,000
 AMC Entertainment
    Sr Sub Nts                                         9.50           2009         4,500,000          4,623,750
 CLN Holdings
    Zero Coupon Sr Disc Nts                           10.425          2001        29,750,000         18,742,500
    Zero Coupon Sr Disc Nts                           13.655          2001         9,750,000          5,996,250
 Coast Hotels & Casino
    1st Mtge                                          13.00           2002        19,800,000         22,176,000
 HMH Properties                                        8.875          2007         7,000,000          7,210,000
 Hollywood Theaters
    Sr Sub Nts                                        10.625          2007         5,950,000(c)       6,351,625
 Icon Fitness
    Zero Coupon Sr Disc Nts                           14.00           2001        21,750,000(g)      12,723,750
 Icon Health & Fitness
    Sr Sub Nts                                        13.00           2002         7,500,000          8,400,000
 IHF Holdings
    Zero Coupon Sr Disc Nts                           15.00           2004         7,275,000          6,292,875
 Lady Luck Gaming
    1st Mtge                                          11.875          2001         7,500,000          7,593,750
 Lodgenet Entertainment
    Sr Nts with Rights                                10.25           2006        15,000,000         15,506,250
 Plitt Theatres                                       10.875          2004        27,850,000         30,078,000
 Riviera Holdings                                     10.00           2004        11,000,000         10,890,000
 Trump Atlantic City Funding
    1st Mtge                                          11.25           2006        26,945,000         26,742,913
 Trump Holdings
    Sr Nts                                            15.50           2005        28,050,000         32,397,750
 United Artists Theatre
    Pass Thru Certificates                             9.30           2015        13,637,787         13,978,731
 Venetian Casino                                      12.25           2004        15,105,000         15,293,812
    Sr Sub Nts                                        10.00           2005         6,000,000(c)       5,625,000
 Waterford Gaming
    Sr Nts                                            12.75           2003        12,771,000         14,239,665
 Total                                                                                              274,447,621

 Media (8.1%)
 Acme Television
    Zero Coupon Sr Disc Nts                           10.87           2004         6,700,000          4,941,250
 Amer Telecasting
    Zero Coupon Sr Disc Nts                            9.79           2005         9,300,000          2,976,000
 Ackerley Communications
    Sr Secured Nts                                    10.75           2003        13,500,000         14,445,000
 Adams Outdoor Advertising
    Sr Nts                                            10.75           2006        15,300,000         16,715,250
 Adelphia Communications
    Pay in kind                                        9.50           2004        27,561,773(j)      27,975,200
    Sr Deb                                            11.875          2004         5,000,000          5,450,000
 Benedek Broadcasting
    Sr Nts                                            11.875          2005         2,500,000          2,812,500
 Benedek Communications
    Zero Coupon Sr Disc Nts                            13.25          2001         9,500,000(g)       6,958,750
 Big Flower Press Holdings
    Sr Sub Nts                                         8.875          2007         8,000,000(c)       8,100,000
 CBS                                                   8.625          2012         4,500,000          4,865,355
                                                       8.875          2022         7,750,000          8,367,907
 Chancellor Media
    Sr Sub Nts                                         9.375          2004        13,500,000         14,107,500
 Garden State Newspapers
    Sr Sub Nts                                         8.75           2009         9,000,000(c)       9,000,000
 Jacor Communications                                  9.75           2006        19,000,000         20,235,000
 James Cable Partners
    Sr Nts                                            10.75           2004        17,000,000(c)      17,807,500
 Marcus Cable
    Sr Disc Nts                                        5.47           2004        21,750,000         19,973,200
 Outdoor Systems
    Sr Nts                                             9.375          2006        10,000,000         10,550,000
    Sr Sub Nts                                         8.875          2007         5,500,000          5,692,500
 Paxson Communications
    Sr Sub Nts                                        11.625          2002         7,000,000          7,507,500
 Pegasus Communications
    Sr Sub Nts with Common Stock                       9.625          2005         6,500,000(c)       6,500,000
 Pegasus Media & Communications
    Cl B                                              12.50           2005        15,400,000         17,556,000
 Spanish Broadcasting
    Sr Nts with Rights                                11.00           2004         3,150,000          3,472,875
    Sr Nts                                             7.50           2002         4,000,000          4,620,000
 Transwestern Publishing
    Sr Sub Nts with Common stock                       9.625          2007         4,500,000(c)       4,567,500
 United Intl Holdings
    Zero Coupon Disc Nts                              11.55           1999        22,750,000(f)      18,427,500
    Zero Coupon Disc Nts                              12.00           1999         7,600,000(f)       6,156,000

 Viacom Intl
    Sub Deb                                            8.00           2006        17,000,000         16,872,500
    Sub Deb                                            7.00           2003        15,000,000         14,520,900
 Total                                                                                              301,173,687


 Metals (1.9%)
 Bar Technologies                                     13.50           2001        10,000,000(c)      10,825,000
 EnviroSource
    Sr Nts                                             9.75           2003        21,510,000         21,644,438
 Livent                                                9.75           2004         5,500,000          5,472,500
 Maxxam Group Holdings
    Sr Nts Series B                                   12.00           2003        12,000,000         13,020,000
 Ryerson Tull                                          9.125          2006         4,250,000          4,611,250
 WCI Steel
    Sr Nts                                            10.00           2004        15,500,000         16,236,250
 Total                                                                                               71,809,438

 Multi industry conglomerates (5.2%)
 Axiohm Transaction Solutions
    Sr Sub Nts                                         9.75           2007         4,500,000          4,567,500
 Booth Creek Ski Holdings
    Sr Nts                                            12.50           2007         5,000,000          4,937,500
 Centaur Mining & Exploration
    Sr Nts                                            11.00           2007        11,500,000(c)      11,615,000
 Comforce
    Sr Nts with Common stock                          12.00           2007        15,000,000(c)      15,112,500
 Crown Castle
    Zero Coupon Sr Disc Nts                           10.62           2007        11,000,000(c,f)     6,655,000
 Deeptech Intl
    Sr Nts                                            12.00           2000        10,000,000         10,637,500
 Dyersburg
    Sr Sub Nts with Common stock                       9.75           2007         3,750,000(c)       3,890,625
 Emergent Group
    Sr Nts with Common Stock                          10.75           2004        10,000,000(c)       9,987,500
 Global Ocean Carriers
    Sr Nts                                            10.25           2007        13,500,000         13,230,000
 Isle of Capri
    1st Mortgage                                      13.00           2004        16,250,000(c)      16,453,125
 Jordan Inds
    Zero Coupon Sr Sub Debs                           11.75           2002        17,692,251(g)      10,438,428
 Kitty Hawk
    Sr Nts                                             9.95           2004         9,000,000(c)       9,090,000
 Knology Holdings
    Sr Disc Nts with Warrants                         11.875          2007         1,100,000(c)       5,747,500
 Park Ohio Inds
    Sr Sub Nts with Common Stocks                      9.25           2007        15,000,000(c)      15,150,000
 Poindexter (JB)                                      11.13           2004         9,250,000          9,250,000
 Precise Technology
    Sr Sub Nts                                        11.125          2007         4,500,000          4,657,500
 Resource America                                     12.00           2004         9,000,000(c)       9,270,000
 Southwest Royalties
    Sr Nts with Common Stocks                         10.50           2004         3,750,000(c)       3,750,000
 Stellex Inds
    Sr Sub Nts with Common Stocks                      9.50           2007        13,700,000(c)      13,734,250
 Viasystems
    Sr Sub Nts with Common Stocks                      9.75           2007         5,700,000(c)       5,899,500

 Wells Aluminum
    Sr Nts with Common Stocks                         10.125          2005        10,000,000         10,487,500
 Total                                                                                              194,560,928

 Paper & packaging (4.9%)
 Bear Island
    Sr Nts                                            10.00           2007         4,500,000(c)       4,556,250
 BPC Holding
    Sr Nts Pay in Kind                                12.50           2006         9,750,000(j)      10,737,188
 Bway
    Sr Sub Nts                                        10.25           2007         5,500,000(c)       5,967,500
 Crown Paper
    Sr Sub Nts                                        11.00           2005        20,000,000         21,100,000
 Gaylord Container
    Sr Nts                                             9.75           2007        15,000,000         15,000,000
    Sr Sub Disc Deb                                   12.75           2005        28,000,000         30,240,000
 Riverwood Intl                                       10.25           2006        15,000,000         15,300,000
                                                      10.625          2007         5,500,000          5,733,750
                                                      10.875          2008        10,000,000          9,800,000
 Silgan
    Pay in kind                                       13.25           2006         5,621,000(j)       6,351,730
    Sr Sub Nts                                         9.00           2009         8,250,000          8,497,500
 Stone Container
    1st Mtge                                          10.75           2002        10,000,000         10,700,000
    Sr Nts                                            11.875          1998         4,500,000          4,713,750
    Sr Nts                                            12.58           2016         9,000,000          9,922,500
 Sweetheart Cup
    Sr Sub Nts                                        10.50           2003         5,330,000          5,250,050
 Warren (SD)
    Sr Nts                                            12.00           2004        16,500,000         18,480,000
 Total                                                                                              182,350,218

 Restaurants & lodging (0.7%)
 Hammons (John Q) Hotels
    1st Mtge                                           8.875          2004        12,000,000         12,180,000
 Prime Hospitality
    Sr Sub Nts                                         9.75           2007        11,900,000         12,673,500
 Total                                                                                               24,853,500


 Retail (3.3%)
 County Seat Stores
    Sr Nts with Warrants                              12.75           2004         8,000,000(c)       8,240,000
 Dairy Mart Convenience Stores
    Sr Sub Nts Series A                               10.25           2004        18,700,000         18,606,500
    Sr Sub Nts Series B                               10.25           2004         6,250,000(c)       6,218,750
 Food 4 Less
    Sr Sub Debs Pay in kind                           13.625          2007        13,181,300(j)      16,937,971
    Zero Coupon                                        8.66           2000         5,000,000(g)       4,350,000
 Maxim Group
    Sr Nts                                             9.25           2007        12,500,000(c)      12,281,250
 Pathmark Stores
    Sub Nts                                           11.625          2002         8,000,000          8,080,000
    Zero Coupon Sub Nts                               10.75           1999        12,500,000(g)       9,312,500
 Penn Traffic
    Sr Nts                                             8.625          2003        10,000,000          8,525,000
 Pueblo Xtra Intl
    Sr Nts                                             9.50           2003        16,210,000         15,480,550
 Stater Brothers Holdings                             11.00           2001        14,500,000         15,950,000
 Total                                                                                              123,982,521

 Textiles & apparel (1.1%)
 Anvil Knitwear
    Sr Nts                                            10.875          2007        14,000,000         14,455,000
 Hosiery Corp of America                              13.75           2002        10,000,000         10,800,000
 GEAR for Sports
    Sr Sub Nts                                         9.625          2007         9,000,000(c)       9,225,000
                                                      11.375          2009         7,300,000(c)       7,519,000
 Total                                                                                               41,999,000


 Utilities -- electric (1.5%)
 AES
    Sr Sub Nts                                         8.50           2007        12,800,000         12,704,000
 First Palo Verde Funding                             10.15           2016         3,132,000          3,319,920
 Midland Funding II                                   11.75           2005         5,000,000          5,750,000
                                                      13.25           2006        12,500,000         15,265,625
 Niagara Mohawk Power
    1st Mtge                                           9.75           2005         9,000,000         10,388,340
 Texas New Mexico Power
    Secured Deb                                       10.75           2003         7,000,000          7,595,000
 Total                                                                                               55,022,885

 Utilities -- telephone (1.1%)
 BTI Telecom
    Sr Nts                                            10.50           2007        11,000,000         11,055,000
 Nextel Communications
    Sr Disc Nts with Common stock                     11.84           2004         4,500,000          3,881,250
 Panamsat Intl Systems
    Pay in kind                                       12.75           2005            11,000             13,475
 Primus Telecom Group
    Sr Nts                                            11.75           2004        11,550,000         12,358,500
 Talton Holdings
    Sr Nts with Common Stocks                         11.00           2007         7,600,000(c)       8,132,000
 Telegroup
    Zero Coupon with Common Stock                     10.49           2004         5,500,000(c,f)     4,152,500
 Total                                                                                               39,592,725


 Miscellaneous (0.3%)
 ECM Funding                                          11.92           2002         1,846,304(e)       1,846,304
 XCL                                                  13.50           2004         8,000,000(c)       9,600,000
 Total                                                                                               11,446,304


 Foreign (13.0%)
 ALFA Bank
    (U.S. Dollar)                                     10.375          2000         5,000,000          4,050,000
 APP Intl Finance
    (U.S. Dollar)                                     11.75           2005         4,500,000          4,556,250
 Australis Holdings
    (U.S. Dollar) Zero Coupon with Warrants           14.99           2002        17,900,000(g)       7,518,000
 Australis Media
    (U.S. Dollar) Pay in kind                         17.77           2003           112,938             36,140
    (U.S. Dollar) Zero Coupon with Warrants           14.92           2003        43,500,000(g)      13,920,000
 Autopistas Del Sol
    (U.S. Dollar)                                     10.25           2009        13,500,000(c)      12,690,000
 Cable Systems
    (U.S. Dollar)                                     10.75           1999         2,316,976(e)       2,305,391
 Call Net Enterprises
    (U.S. Dollar) Zero Coupon                          9.27           2007         5,750,000(g)       3,866,875

 Canadian Forest Oil
    (U.S. Dollar) Sr Sub Nts                           8.75           2007         8,500,000(c)       8,585,000
 CEI Citicorp Holdings
    (U.S. Dollar)                                      8.50           2002         3,000,000(c)       2,887,500
    (Argentine Peso)                                  11.25           2007         5,000,000(c)       4,012,500
 Cia Latino Americana
    (U.S. Dollar)                                     11.625          2004         3,500,000(c)       3,552,500
 City of Moscow
    (U.S. Dollar)                                      9.50           2000        10,000,000(c)       9,650,000
    (U.S. Dollar) Zero Coupon                         10.96           1997         6,000,000(g)       5,901,000
 Colt Telecommunications Group
    (U.S. Dollar) Zero Coupon                         12.00           2006         8,500,000(g)       6,630,000
 DGS Intl Finance
    (U.S. Dollar)                                     10.00           2007         5,975,000          5,736,000
 Doman Inds
    (U.S. Dollar)                                      8.75           2004        10,500,000         10,368,750
    (U.S. Dollar)                                      9.25           2007         3,500,000(c)       3,482,500
 Dominion Textiles
    (U.S. Dollar) Sr Nts                               8.875          2003         5,000,000          5,150,000
 Espirito Santo Centrais
    (U.S. Dollar)                                     10.00           2007         9,000,000(c)       8,145,000
 Fresh Del Monte Produce
    (U.S. Dollar)                                     10.00           2003        22,000,000         22,990,000
 Govt of Algeria
    (U.S. Dollar)                                      7.06           2006         5,750,000          4,571,250
 Govt of Argentina
    (U.S. Dollar)                                      9.75           2027         5,000,000          4,612,500
 Greater Beijing First
    (U.S. Dollar)                                      9.25           2004         3,500,000(c)       3,272,745
    (U.S. Dollar)                                      9.50           2007         5,000,000(c)       4,562,600
 Grupo Industrial Durango
    (U.S. Dollar)                                     12.625          2003         5,000,000          5,562,500
 Grupo Iusacell Sa De
    (U.S. Dollar)                                     10.00           2004         4,550,000(c)       4,606,875
 Grupo Televisa
    (U.S. Dollar) Sr Nts                              11.875          2006         3,250,000          3,680,625
    (U.S. Dollar) Zero Coupon Sr Nts                  13.25           2001         4,900,000(g)       3,724,000
 GST Telecommunications
    (U.S. Dollar) Sr Nts                              12.75           2007         6,750,000          6,834,375
 Guangdong Enterprises
    (U.S. Dollar) Sr Nts                               8.875          2007         3,600,000(c)       3,418,452
 Gulf Canada Resources
    (U.S. Dollar)                                      9.25           2004        13,500,000         14,225,625
 Hutchison Whampoa
    (U.S. Dollar)                                      7.45           2017         2,500,000(c)       2,321,875
 Hyundai Semiconductor
    (U.S. Dollar)                                      8.625          2007        15,000,000(c)      14,060,100
 Imexsa Export Trust
    (U.S. Dollar)                                     10.125          2003        10,000,000(c)      10,362,500
 Ionica
    (U.S. Dollar) Zero Coupon                          7.45           2007        21,000,000(g)       8,610,000
 ITT Publimedia
    (U.S. Dollar)                                      9.375          2007         6,500,000          6,825,000
 MDC Communications
    (U.S. Dollar) Sr Sub Nts                          10.50           2006        12,100,000         12,947,000
 Metronet Communications
    (U.S. Dollar) Zero Coupon                         10.66           2007        12,800,000(c,f)     7,616,000
 Mexican Cetes
    (Mexican Peso) Zero Coupon                                        1998        85,160,000(f)       9,347,162
 Microcell Telecommunications
    (U.S. Dollar) Zero Coupon                         17.90           2007        12,140,000(f)       4,349,568
 Netia Holdings
    (U.S. Dollar)                                     10.25           2007        13,500,000(c)      13,162,500
    (U.S. Dollar) Zero Coupon                         11.85           2007         8,500,000(c,f)     5,100,000
 Newsquest Capital
    (U.S. Dollar) Series B                            11.00           2006         4,650,000          5,173,125
 PCI Chemical
    (U.S. Dollar) Sr Nts with Common Stock             9.25           2007         4,500,000(c)       4,466,250
 PLD Telekom
    (U.S. Dollar) Sr Disc Nts with Warrant             5.26           2004         4,000,000          4,000,000
 Philippine Long Distance Telephone
    (U.S. Dollar)                                      7.85           2007         7,500,000(c)       6,600,150
    (U.S. Dollar)                                      8.35           2017         7,500,000(c)       6,337,425
 Poland Telecom
    (U.S. Dollar) With Warrants                       14.00           2007         1,200,000(c)      12,300,000
 Repap New Brunswick
    (U.S. Dollar) Sr Nts                               9.875          2000        15,450,000         15,720,375
    (U.S. Dollar) Sr Nts                              10.625          2005        28,500,000         27,360,000
 Rogers Cablesystems
    (U.S. Dollar) Sr Secured Nts                       9.625          2002         9,000,000          9,540,000
 Russia Federal Loan
    (Russian Ruble)                                   14.00           2000    30,008,877,650          3,939,565
 Tarkett Intl
    (U.S. Dollar)                                      9.00           2002        10,000,000         10,137,500
 Tatneft Finance
    (U.S. Dollar)                                      9.00           2002         3,800,000(c)       3,439,000
 Telewest
    (U.S. Dollar) Zero Coupon                         11.00           2000        20,000,000(g)      15,250,000
 Tjiwi Kimia
    (U.S. Dollar)                                     10.00           2004        10,000,000(c)       9,050,000
    (U.S. Dollar)                                     13.25           2001         7,000,000          7,297,500
 United Mexican States
    (U.S. Dollar)                                     11.50           2026         5,000,000          5,793,750
 Veninfotel
    (U.S. Dollar) Cv Pay in kind                      10.00           2002         9,000,000(e,j)    12,510,000
 Veritas Holdings
    (U.S. Dollar)                                      9.625          2003        23,470,000         25,112,900
 Total                                                                                              483,834,198

 Total bonds
 (Cost: $3,149,507,745)                                                                          $3,289,515,209


See accompanying notes to investments in securities.

      Investments in securities

      High Yield Portfolio

                                             (Percentages represent value of
                                          investments compared to net assets)

 Common stocks (0.6%)
Issuer                        Shares      Value(a)

 Arena Brands                 111,111(d,e)$2,388,886
 Celcaribe                  1,195,110(d)   4,780,440
 Communication &
    Power Inds                  7,936(d)     968,624
 EchoStar Communications      150,000(d)   2,681,250
 Gaylord Container          1,000,000(d)   6,812,500
 HarCor                       100,000(d)     300,000
 Imperial Credit REIT          80,600      1,259,375
 INFINT Diversified Holdings   42,418(e)     636,270
 Lady Luck Gaming             200,000(d)     225,000
 Nextel Communications         41,056(d)   1,036,664
 Optel                         17,000(d)         170
 Pagemart Nationwide           50,750(d)     253,750
 Pegasus Communications        16,923(d)     373,364
 Specialty Food Acquisition   300,000(d)     112,500
 Wireless One                  25,000(d)      64,844


 Total common stocks
 (Cost: 21,064,231)                      $21,893,637


 Preferred stocks & other (8.6%)
Issuer                        Shares      Value(a)

 American Radio Systems
    11.375% Pay in kind        94,753(j) $11,370,360
 American Telecasting
    Warrants                   85,225          4,261
 Asia Pulp & Paper
    12%                        17,600     16,544,000
 Australis Holdings
    Warrants                   13,400            134
 Bar Technologies
    Warrants                   10,000        550,000
 Benedek Communications
    15%                        70,000(d)   8,680,000
    Warrants                   70,000         70,000
 Cablevision Systems
    11.125% Pay in kind       340,764(j)  38,932,287
    11.75% Pay in kind        126,308(j)  14,778,036
 Clearnet Communications
    Warrants                   42,240        380,160
 Communications & Power Inds
    14%                       154,638(d)  16,237,025
 Core Capital
    10% Units Cv              222,223(e)  10,000,035
 Crown Packaging
    Warrants                   10,000          1,250
 Dairy Mart Convenience Stores
    Warrants                  311,333(e)     155,667
 Earthwatch
    12% Cv                    700,000(c)   7,000,000
 Echo Star Communications
    12.125% Pay in kind        10,375     10,634,375
 Fairfield Manufacturing
    11.25% Pay in kind         11,130     11,797,800
 First Nationwide Bank
    11.5% Preferred           166,500     18,991,406
 Foodmaker
    Warrants                    7,000        311,500
 Geotek Communications
    Warrants                  872,500        872,500
 Globalstar
    Warrants                   13,500(c)   1,451,250
 GPA Financial
    8% Cv                      38,721(e)   3,803,679
 HarCor Energy
    Warrants                  110,000        165,000
 Hem En
    Warrants                   36,000(k)          --
 Hosiery Corp of America
    Warrants                   10,000         70,000
 Houlihan's Restaurant
    Warrants                    5,886(k)          --
 Hyperion Telecom
    12.875% Pay in kind         4,500(c,j) 4,398,750
 Intermedia Communications
    13.5% Pay in kind         114,540(c,j)13,630,260
    Warrants                   22,750      1,706,250
 Intl Wireless Communication
    Warrants                   14,750        663,750
 Ionica
    Warrants                   25,500(k)          --
 Iridium
    Warrants                   17,150(c)   2,229,500
 IXC Comminications
    12.50% Pay in kind          4,500      5,141,250
 Nextel Communications
    Warrants                   18,902(k)          --
 NTL
    12%                         5,162(c)   5,936,300
 Pantry Pride
    14.88%                     50,000      5,050,000
 Paxson Communications
    12.5% Pay in kind         142,310(j)  14,657,930
 Pegasus Communications
    12.75%                     63,984      8,741,775
 Price Communications
    Warrants                   41,280         82,560
 Primedia
    11.625% Pay in kind         --(j)             84
 Primus Telecom
    Warrants                   11,550        115,500
 RSL
    Warrants                    9,500        878,750
 SDW Holdings
    15%                       274,350(d)  13,031,625
 SFX Broadcasting
    12.625% Pay in kind        27,500(j)   3,251,875
 SGW Holding
    12.50% Pay in kind          2,750(c,j) 2,750,000
    12.625% Pay in kind Cv     87,091(j)     899,946
 Sinclair Capital
    11.63%                    140,000     15,470,000
 Superior Natl Capital
    10.38%                      3,700      3,737,000
 Time Warner
    10.25% Pay in kind         15,822(j)  18,037,080
 TransDigm
    Warrants                   11,195(e)   5,317,455
 Unifi
    Warrants                   10,000        200,000
 Warren (SD)
    14%                       434,930(d)  20,441,710
 Wireless One
    Warrants                   23,250          5,813


 Total preferred stocks & other
 (Cost: $284,234,515)                   $319,175,888

 Short term securities (0.5%)
Issuer      Annualized         Amount      Value(a)
              yield on     payable at
               date of       maturity
             purchase

 U.S. government agencies (--%)
 Federal Home Loan Bank Disc Nt
    12 17 97     5.47%    $1,100,000      $1,097,008
 Federal Home Loan Mtge Corp Disc Nt
    12 05 97     5.50        900,000         899,178
 Total                                     1,996,186

 Commercial paper (0.5%)
 Ameritech Capital Funding
    12 12 97     5.56%    $  600,000      $  598,802
 BOC Group
    12 22 97     5.58      1,300,000       1,295,390
 Colgate Palmolive
    12 22 97     5.60      2,200,000(h)    2,192,171
 Fleet Funding
    01 08 98     5.70      5,500,000       5,465,472
 Heinz (HJ)
    12 03 97     5.55      1,200,000       1,199,263
    12 11 97     5.55      2,600,000       2,595,207
 Intl Finance
    12 03 97     5.57        800,000         799,507
 Lincoln Natl
    12 16 97     5.59      2,300,000(h)    2,293,950
 Metlife Funding
    12 11 97     5.55      1,600,000       1,597,051
 Total                                    18,036,813

 Total short term securities
 (Cost: $20,032,999)                 $    20,032,999


 Total investment in securities
 (Cost: $3,474,839,490)(l)           $ 3,650,617,733
                                     ===============

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Adjustable rate mortgage; interest rate varies to reflect current market conditions, rate shown is the effective rate on Nov. 30, 1997.

(c)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(d) Non income producing. For long term debt securities, item identified is in default as to payment of interest and/or principal.

(e) Identifies issues considered to be illiquid (see Note 1 to the financial statements).

Information concerning such security holdings at Nov. 30, 1997 is as follows:

 Security dates                                Acquisition        Cost
                                                   dates

 Arena Brands                                    09 03 92     $  5,888,888
 Cable Systems
    (U.S. Dollar)                                02 02 96        2,231,874
 Core Capital
    10% Unit Cv                                  10 30 97       10,000,035
 Dairy Mart Convenience Stores
    Warrants                       11 28 95 thru 10 27 96          239,401
 ECM Funding                                     04 13 92        1,846,304
 Gemini                                          11 01 96       13,500,000
 Geotek Communications
    Cv                                           03 04 96        4,135,000
 GPA Financial
    8% Cv                                        12 23 96        3,820,010
 IFINT Diversified Holdings
    Common                                       08 18 94               --
 TransDigm
    Warrants                       09 29 93 thru 04 24 96        1,027,805
 Veninfotel
    (U.S. Dollar) Cv Pay in kind                 03 05 97        8,000,000
    (U.S. Dollar) Cv Pay in kind                 07 23 97        1,000,000



(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other accredited investors. This security has been determined to be liquid under guidelines established by the board.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1997.

(j) Pay in kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. These securities issued as interest or dividends, usually have the same terms, including maturity date, as the pay in kind securities.

(k) Negligible market value.

(l) At Nov. 30, 1997, the cost of securities for federal income tax purpose was approximately $3,473,984,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation........................................$232,733,000
Unrealized depreciation..........................................56,099,000
Net unrealized appreciation....................................$176,634,000

          Board members and officers

                 Independent board members and officers

Chairman         William  R.  Pearce*
of the board     Chairman of the board,  Board  Services  Corporation  (provides administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

                 H.  Brewster  Atwater,  Jr.
                 Former chairman and chief executive officer, General Mills, Inc.

                 Lynne  V.  Cheney
                 Distinguished fellow, American Enterprise Institute for Public Policy Research.

                 Heinz F. Hutter
                 Former president and chief operating officer, Cargill, Inc.

                 Anne P. Jones
                 Attorney and telecommunications consultant.

                 Alan K. Simpson
                 Former United States senator for Wyoming.

                 Edson W. Spencer
                 Former chairman and chief executive officer, Honeywell, Inc.

                 Wheelock Whitney
                 Chairman, Whitney Management Company.

                 C. Angus Wurtele
                 Chairman of the board, The Valspar Corporation.

                 Officer

Vice president,  Leslie L. Ogg*
general counsel  President,  treasurer and corporate secretary of Board Services
and secretary    Corporation.

                 Board members and officers associated with AEFC

President        John R. Thomas*
                 Senior vice president, AEFC.

                 William  H.  Dudley*
                 Senior  advisor  to the  chief  executive officer, AEFC.

                 David R. Hubers*
                 President and chief executive officer, AEFC.


                 Officers associated with AEFC

Vice president   Peter J. Anderson*
                 Senior vice  president,  AEFC

Treasurer        Matthew N. Karstetter*
                 Vice president, AEFC

* Interested person as defined by the Investment Company Act of 1940.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.


IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800

TTY Service                 For the hearing impaired               800-846-4852

American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

AMERICAN EXPRESS Financial Advisors


IDS Extra Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010